Stock-based Compensation - Narrative (Details)					1 Months Ended		12 Months Ended
	Nov. 18, 2022 shares	May 09, 2022 USD ($) $ / shares	Jun. 11, 2020 shares	Jun. 10, 2020 target shares	Dec. 31, 2022 USD ($) shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) vestingInstallment shares	Dec. 31, 2021 USD ($) $ / shares shares	Aug. 13, 2020 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unit-based compensation expense							$ 28,586,000	$ 2,485,000
Capitalized compensation expense							151,000	117,000
Catapult Goliath
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares converted to common stock (in shares) | shares	6,497,593
Director | Legacy Grindr
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares cancelled (in shares) | shares			500,000
Deferred compensation, liability, current					$ 641,000		641,000	204,000
Deferred compensation, liability, noncurrent					0		0	361,000
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense					$ 44,695,000		$ 44,695,000
Weighted-average recognition period for unrecognized compensation cost							4 years 8 months 8 days
Granted (in shares) | shares							4,555,256
Restricted Stock Units, Time-Based Awards | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding (in shares) | shares					3,750,000		3,750,000
Vesting period							5 years
Number of vesting installments | vestingInstallment							8
Restricted Stock Units, Time-Based Awards | Chief Executive Officer | Share-Based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting							20.00%
Restricted Stock Units, Time-Based Awards | Chief Executive Officer | Share-Based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							6 months
Restricted Stock Units, Time-Based Awards | Chief Executive Officer | Share-Based Payment Arrangement, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							6 months
Restricted Stock Units, Time-Based Awards | Chief Executive Officer | Share-Based Payment Arrangement, Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							6 months
Restricted Stock Units, Time-Based Awards | Chief Executive Officer | Share-Based Payment Arrangement, Tranche Five
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							6 months
Restricted Stock Units, Time-Based Awards | Chief Executive Officer | Share-Based Payment Arrangement, Tranche Six
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							6 months
Restricted Stock Units, Time-Based Awards | Chief Executive Officer | Share-Based Payment Arrangement, Tranche Seven
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							6 months
Restricted Stock Units, Time-Based Awards | Chief Executive Officer | Share-Based Payment Arrangement, Tranche Eight
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							6 months
Restricted Stock Units, Time-Based Awards | Chief Executive Officer | Share-Based Payment Arrangement, Tranche Nine
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							6 months
Restricted Stock Units, Time-Based Awards | Chief Financial Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding (in shares) | shares					486,000		486,000
Vesting period							5 years
Restricted Stock Units, Time-Based Awards | Chief Financial Officer | Share-Based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting							20.00%
Restricted Stock Units, Time-Based Awards | Chief Financial Officer | Share-Based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting							20.00%
Restricted Stock Units, Time-Based Awards | Chief Financial Officer | Share-Based Payment Arrangement, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting							20.00%
Restricted Stock Units, Time-Based Awards | Chief Financial Officer | Share-Based Payment Arrangement, Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting							20.00%
Restricted Stock Units, Time-Based Awards | Chief Financial Officer | Share-Based Payment Arrangement, Tranche Five
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting							20.00%
Restricted Stock Units, Time-Based Awards | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of vesting installments | vestingInstallment							2
Restricted Stock Units, Time-Based Awards | Director | Share-Based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting							50.00%
Restricted Stock Units, Time-Based Awards | Director | Share-Based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting							50.00%
Restricted Stock Units, Time-Based Awards | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining vesting period | vestingInstallment							12
Restricted Stock Units, Time-Based Awards | Employee | Share-Based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting							25.00%
Restricted Stock Units, Market Condition Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense					$ 3,971,000		$ 3,971,000
Weighted-average recognition period for unrecognized compensation cost							5 years 2 months 19 days
Aggregate intrinsic value, outstanding					$ 4,129,000		$ 4,129,000
Restricted Stock Units, Market Condition Awards | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Achievement period							90 days
Restricted Stock Units, Market Condition Awards | Chief Financial Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Achievement period							90 days
P Units | Legacy Grindr
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unit-based compensation expense							$ 25,076,000	$ 1,333,000
P Units | San Vincente Equity Joint Venture LLC | Catapult Goliath
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued (in shares) | shares				5,065,855
Number of performance based vesting targets | target				4
Granted (in shares) | shares								1,013,171
EBITDA target percentage for catch-up vesting, prior years				125.00%
EBITDA target percentage for catch-up vesting, current year				100.00%
Fair value per common stock (in USD per share) | $ / shares								$ 3.55
P Units | Share-Based Payment Arrangement, Tranche One | San Vincente Equity Joint Venture LLC | Catapult Goliath
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting		40.00%		20.00%
Unit-based compensation expense							$ 2,285,000
Fair value modification		$ 0
P Units | Share-Based Payment Arrangement, Tranche Two | San Vincente Equity Joint Venture LLC | Catapult Goliath
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting		20.00%		20.00%
Fair value per common stock (in USD per share) | $ / shares		$ 7.32
Fair value modification		$ 22,249,000
P Units | Share-Based Payment Arrangement, Tranche Three | San Vincente Equity Joint Venture LLC | Catapult Goliath
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting				30.00%
P Units | Share-Based Payment Arrangement, Tranche Four | San Vincente Equity Joint Venture LLC | Catapult Goliath
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting				30.00%
2022 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (in shares) | shares									13,764,400
2020 Equity Incentive Plan | Legacy Grindr
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (in shares) | shares									6,522,685
Shares available for grant (in shares) | shares					0		0	2,780,223
Intrinsic value							$ 2,670,000	$ 417,000
Unrecognized compensation expense					$ 9,540,000		$ 9,540,000
2020 Equity Incentive Plan | Stock options | Legacy Grindr
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average recognition period for unrecognized compensation cost							2 years 8 months 1 day
Remaining vesting period | vestingInstallment							12
Expiration period							7 years
Unit-based compensation expense							$ 2,191,000	1,269,000
2020 Equity Incentive Plan | Stock options | Share-Based Payment Arrangement, Tranche One | Legacy Grindr
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting							25.00%
2016 Plan | Legacy Grindr
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unit-based compensation expense					2,349,000	$ 1,137,000
Share-based compensation, interest							$ 158,000
Deferred compensation liability					$ 1,060,000		$ 1,060,000	$ 1,875,000